TWC SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Time Warner Cable Shareholders Equity Disclosure [Abstract]
TWC Shareholders' Equity Disclosure

11.       TWC SHAREHOLDERS' EQUITY

Shares Authorized and Outstanding

As of December 31, 2013, TWC is authorized to issue up to approximately 8.333 billion shares of TWC common stock, par value $0.01 per share, of which 277.9 million and 297.7 million shares were issued and outstanding as of December 31, 2013 and 2012, respectively. TWC is also authorized to issue up to approximately 1.0 billion shares of preferred stock, par value $0.01 per share. As of December 31, 2013 and 2012, no preferred shares have been issued, nor does the Company have current plans to issue preferred shares.

Changes in Common Stock

Changes in the Company's common stock from January 1 through December 31 are presented below (in millions):

	2013	2012	2011
Balance at beginning of year	297.7	315.0	348.3
Shares issued under the Company’s equity-based compensation plan	4.2	4.8	4.0
Shares repurchased and retired	(24.0)	(22.1)	(37.3)
Balance at end of year	277.9	297.7	315.0

Common Stock Repurchase Program

On July 25, 2013, TWC's Board increased the remaining authorization under its existing common stock repurchase program (the “Stock Repurchase Program”), which was $775 million as of July 24, 2013, to an aggregate of up to $4.0 billion of TWC common stock effective July 25, 2013. As a result of the Company's entry into the merger agreement with Comcast, the Stock Repurchase Program was suspended on February 13, 2014. As of December 31, 2013, the Company had $2.931 billion remaining under the Stock Repurchase Program. Purchases under the Stock Repurchase Program were made from time to time on the open market and in privately negotiated transactions. The size and timing of the Company's purchases under the Stock Repurchase Program were based on a number of factors, including business and market conditions, financial capacity and TWC's common stock price. For the year ended December 31, 2013, the Company repurchased 24.0 million shares of TWC common stock for $2.526 billion, including 0.4 million shares repurchased for $51 million that settled in January 2014.

Common Stock Dividends

TWC's Board declared quarterly cash dividends per share of TWC common stock in 2013, 2012 and 2011 as follows (in millions, except per share data):

	2013		2012		2011
	Per Share	Amount	Per Share	Amount	Per Share	Amount
First Quarter	$0.65	$195	$0.56	$179	$0.48	$167
Second Quarter	0.65	190	0.56	177	0.48	163
Third Quarter	0.65	188	0.56	173	0.48	158
Fourth Quarter	0.65	185	0.56	171	0.48	155
Total	$2.60	$758	$2.24	$700	$1.92	$643

On January 29, 2014, TWC's Board declared an increased quarterly cash dividend of $0.75 per share of TWC common stock, payable in cash on March 17, 2014 to stockholders of record at the close of business on February 28, 2014.

Accumulated Other Comprehensive Income (Loss), Net

Changes in accumulated other comprehensive income (loss), net, included in TWC shareholders' equity from January 1 through December 31 are presented below (in millions):

	Year Ended December 31,
	2013	2012	2011
Balance at beginning of year	$(663)	$(559)	$(291)
Other comprehensive income (loss) before reclassifications, net of tax	686	(90)	(310)
Amounts reclassified into earnings, net of tax	21	(14)	42
Other comprehensive income (loss), net of tax	707	(104)	(268)
Balance at end of year	$44	$(663)	$(559)

The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net, (e.g., primarily unrealized losses on pension benefit obligation and deferred gains (losses) on cash flow hedges) included in TWC shareholders' equity from January 1 through December 31 (in millions):

	2013	2012	2011
Unrealized losses on pension benefit obligation:
Balance at beginning of year	$(708)	$(541)	$(291)
Other comprehensive income (loss) before reclassifications, net of tax	558	(201)	(266)
Amounts reclassified into earnings, net of tax:
Amortization of actuarial loss(a)	75	59	27
Income tax benefit	(29)	(25)	(11)
Amortization of actuarial loss, net of tax	46	34	16
Other comprehensive income (loss), net of tax	604	(167)	(250)
Balance at end of year	$(104)	$(708)	$(541)

Deferred gains (losses) on cash flow hedges:
Balance at beginning of year	$45	$(18)	$—
Other comprehensive income (loss) before reclassifications, net of tax	129	111	(44)
Amounts reclassified into earnings, net of tax:
Effective portion of (gain) loss on cash flow hedges(b)	(39)	(76)	41
Income tax provision (benefit)	14	28	(15)
Effective portion of (gain) loss on cash flow hedges, net of tax	(25)	(48)	26
Other comprehensive income (loss), net of tax	104	63	(18)
Balance at end of year	$149	$45	$(18)

Other changes:
Balance at beginning of year	$—	$—	$—
Other comprehensive loss before reclassifications, net of tax	(1)	—	—
Amounts reclassified into earnings, net of tax	—	—	—
Other comprehensive loss, net of tax	(1)	—	—
Balance at end of year	$(1)	$—	$—

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  Amounts are included in the computation of net periodic benefit costs as discussed further in Note 13.
  Amounts are recorded in other income (expense), net in the consolidated statement of operations as discussed further in Note 9.